Material related party transactions	12 Months Ended
Jun. 30, 2023
Material related party transactions
Material related party transactions

32 Material related party transactions

(a) Name and relationship with related parties

The table below set forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group

Mr. Ye Guofu	Controlling shareholder

MINI Investment Holding Limited	Under common control of the controlling shareholder

Wow Colour Beauty Guangdong Technology Limited	Under common control of the controlling shareholder

Nome Design (Guangzhou) Limited	Under common control of the controlling shareholder

Haydon (Shanghai) Technology Co., Ltd.	Under common control of the controlling shareholder

MINISO Technology (Guangzhou) Co., Ltd.	Under common control of the controlling shareholder

199 Global Holding (Guangzhou) Limited	Under common control of the controlling shareholder

Mingyou (i)	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Service Co., Ltd.	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Management Co., Ltd.	Under common control of the controlling shareholder

Henhaohe Tea Guangdong limited	Under common control of the controlling shareholder

OasVision International Limited	Under common control of the controlling shareholder

Miniso (Zhaoqing) Industrial Investment Co., Ltd.	Under common control of the controlling shareholder

Miniso Corporation	Under common control of the controlling shareholder

Miniso Lifestyle Nigeria Limited	Under common control of the controlling shareholder

Shanghai Kerong Networks Limited	Significantly influenced by the controlling shareholder

Shenzhen Zhizhi Brand Incubation Limited (ii)	Significantly influenced by the controlling shareholder

ACC Super Accessories Shenzhen Technology Limited	Significantly influenced by the controlling shareholder

ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	Significantly influenced by the controlling shareholder

Guangzhou Mingchuang Business Development Co., Ltd.	Significantly influenced by the controlling shareholder

Notes:

(i)

Mingyou is a subsidiary of YGF Investment, which was an equity accounted investee of the Group prior to October 27, 2021. On October 27, 2021, the Group acquired the remaining 80% interest in YGF investment, YGF investment and Mingyou became wholly-owned subsidiaries of the Group since then (see Note 28(b)).

(ii)

The controlling shareholder sold its equity interests in Shenzhen Zhizhi Brand Incubation Limited to a third party on September 25, 2021. Shenzhen Zhizhi Brand Incubation Limited was no longer a related party of the Group since then.

(b)	Transactions with related parties

(i) Key management personnel compensation

Key management personnel compensation comprised the following:

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	8,795	13,018	13,069
Equity-settled share-based payment expenses (Note 27)	39,727	—	718
	48,522	13,018	13,787

(ii) Other transactions with related parties

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Proceeds from repayment from related parties
—MINI Investment Holding Limited (i)	9,508	—	—
—Nome Design (Guangzhou) Limited (ii)	5,205	—	—

Repayment to the controlling shareholder
—Mr. Ye Guofu (iii)	11,946	—	—

Sales of products
—Miniso Lifestyle Nigeria Limited	5,312	—	18,046
—OasVision International Limited	9,914	16,979	—
—MINISO Technology (Guangzhou) Co., Ltd.	1,271	—	—
—Haydon (Shanghai) Technology Co., Ltd.	—	11	—
—Miniso (Zhaoqing) Industrial Investment Co., Ltd.	—	—	4,020
—Wow Colour Beauty Guangdong Technology Limited	—	—	85

Provision of information technology support and consulting services
—Haydon (Shanghai) Technology Co., Ltd. (iv)	3,050	5,688	916
—Wow Colour Beauty Guangdong Technology Limited (iv)	9,912	7,080	2,714
—ACC Super Accessories Shenzhen Technology Limited (iv)	—	2,651	207
—Henhaohe Tea Guangdong Limited (iv)	—	8,410	230

Purchase of products
—Shanghai Kerong Networks Limited	38,148	15,465	12,125
—Shenzhen Zhizhi Brand Incubation Limited	22,220	4,407	—
—Wow Colour Beauty Guangdong Technology Limited	19	1,029	1
—Nome Design (Guangzhou) Limited	581	112	—
—Haydon (Shanghai) Technology Co., Ltd.	894	53	—
—199 Global Holding (Guangzhou) Limited	135	190	—
—ACC Super Accessories Shenzhen Technology Limited	—	48	206
—ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	—	—	452
—Guangzhou Mingchuang Business Development Co., Ltd.	—	—	367

Provision of guarantee for a subsidiary of the then equity-accounted investee
—Mingyou (v)	160,000	160,000	—

Purchase of catering services
—Guangzhou Chuyunju Catering Service Co., Ltd.	8,334	8,816	—
—Guangzhou Chuyunju Catering Management Co., Ltd.	—	3,104	6,078

Rental and related expenses
—Guangzhou Mingchuang Business Development Co., Ltd. (vii)	—	—	2,359

Payment of lease liabilities
—Miniso (Zhaoqing) Industrial Investment Co., Ltd.(vi)	—	4,147	26,583

Payment of rental deposits
—Miniso (Zhaoqing) Industrial Investment Co., Ltd. (vi)	—	—	10,647
—Guangzhou Mingchuang Business Development Co., Ltd. (vii)	—	—	1,710

Notes:

(i)	The Group provided interest-free cash advance to MINI Investment Holding Limited amounting to RMB9,508,000 during the year ended June 30, 2019. The amount was fully repaid in July 2020.
(ii)

The Group provided interest-free cash advances to Nome Design (Guangzhou) Limited amounting to RMB5,205,000 during the period from March to June 2020. The amount was subsequently fully repaid in July 2020.

(iii)	The Group settled other payables to Mr. Ye Guofu amounting to RMB11,946,000 during the year ended June 30, 2021.
(iv)

The Group entered into information technology support and consulting services agreements with Haydon (Shanghai) Technology Co., Ltd., Wow Colour Beauty Guangdong Technology Limited, ACC Super Accessories Shenzhen Technology Limited and Henhaohe Tea Guangdong limited during the years ended June 30, 2021, 2022 and 2023, under which the Group provided business management systems deployment and support services.

(v)

On January 25, 2021, MINISO Guangzhou provided a performance guarantee of RMB160,000,000 to a local government for the commitment of tax levies paid by the subsidiaries of MINISO Guangzhou in that district and Mingyou for the calendar year of 2021, which was valid from April 1, 2021 to March 31, 2022. The above entities have met the commitment for the calendar year of 2021 and therefore MINISO Guangzhou is not required to make any compensation to the local government under the above performance guarantee.

(vi)

In June 2022, the Group entered into a three-year lease agreement with fixed lease payments in respect of certain properties from Miniso (Zhaoqing) Industrial Investment Co., Ltd. for storage of inventories. At the commencement date of the lease, the Group recognized a right-of-use asset and a lease liability of RMB35,438,000. During the year ended June 30, 2023, the Group entered into additional lease agreements with Miniso (Zhaoqing) Industrial Investment Co., Ltd. for lease of additional properties for storage of inventories with fixed lease payments ranging from two to three years. The Group recognized right-of-use assets and lease liabilities of RMB69,295,000 in total at the commencement dates of these new leases. The Group also paid rental deposits of RMB10,647,000 in connection with these leases during the year ended June 30, 2023.

(vii)

In March 2023, the Group entered into a five-year lease agreement with fixed lease payments in respect of a property for store operation with Guangzhou Mingchuang Business Development Co., Ltd.. In April 2023, the five-year lease agreement was cancelled and replaced with a short-term lease agreement for the same property out of commercial considerations. A right-of-use asset and a lease liability of RMB35,993,000 were initially recognized at the commencement date of the five-year lease agreement and were subsequently derecognized upon the cancellation of the agreement. Total rental and related expenses incurred in connection with the lease of this property during the year ended June 30, 2023 were RMB2,359,000. The Group also paid rental deposit of RMB1,710,000 in connection with the lease of this property during the year ended June 30, 2023.

(c)	Balances with related parties

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Trade related:
Included in trade and other receivables from related parties:
—Haydon (Shanghai) Technology Co., Ltd.	2,150	46
—Wow Colour Beauty Guangdong Technology Limited	2,189	767
—ACC Super Accessories Shenzhen Technology Limited	527	293
—Henhaohe Tea Guangdong Limited	239	—
—Miniso Lifestyle Nigeria Limited	—	2,484
—Miniso (Zhaoqing) Industrial Investment Co., Ltd.	—	10,647
—Guangzhou Mingchuang Business Development Co., Ltd.	—	2,012
	5,105	16,249

Included in trade and other payables to related parties:
—Shanghai Kerong Networks Limited	1,241	1,102
—Wow Colour Beauty Guangdong Technology Limited	70	—
—Haydon (Shanghai) Technology Co., Ltd.	53	—
—Nome Design (Guangzhou) Limited	126	126
—ACC Super Accessories Shenzhen Technology Limited	145	9
—Guangzhou Chuyunju Catering Service Co., Ltd.	8,971	4,204
—Guangzhou Chuyunju Catering Management Co., Ltd.	3,104	880
—Guangzhou Mingchuang Business Development Co., Ltd.	—	50
	13,710	6,371
Included in prepayment to related parties:
—Miniso Corporation	69	—
Included in lease liabilities due to related parties:
—Miniso (Zhaoqing) Industrial Investment Co., Ltd.	31,426	78,914